RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Related party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Sales to related parties	¥ 4,281,005	¥ 2,816,995	¥ 1,778,640
Xiaomi Communication
Related Party Transaction [Line Items]
Sales to related parties	4,271,135	2,798,824	1,773,595
Xiaomi Information
Related Party Transaction [Line Items]
Sales to related parties	¥ 9,870	17,859	1,318
Xiaomi Technology
Related Party Transaction [Line Items]
Sales to related parties			2,072
Others
Related Party Transaction [Line Items]
Sales to related parties		¥ 312	¥ 1,655